REGISTRATION STATEMENT NO. 333-40193
                                                                       811-08477

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11

                                   ----------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)

                                   -----------

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]   on May 23, 2005 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


                                   Filing Note

The purpose of this Post-Effective Amendment No. 11 is to file the attached supplement ot the Prospectus. The Prospectus and Statement of Additional Information are incorporated by reference to Post-Effective Amendment No. 10 of this Registration Statement File No. 333-40193 filed with the Securities and Exchange Commission on April 21, 2005.

               SUPPLEMENT DATED MAY 23, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                                          TRAVELERS MARQUIS PORTFOLIO PROSPECTUS

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The Vanguard Variable Insurance Fund Capital Growth Portfolio is not available for investment and information relating to the Portfolio is removed from the prospectus.

The following Variable Funding Option is added to the list of Variable Funding Options shown on the first page of the prospectus:

     o    Capital Appreciation Fund

In the "Fee Table" section in the table of Underlying Fund Fees and Expenses, the following information is added to the table:

                                                DISTRIBUTION
                                                   AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                 MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------                ----------     ------------   --------    -----------   ---------------      ---------
Capital Appreciation Fund....      0.70%             --           0.08%       0.78%            --                --(1)(36)

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NOTES

 (1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.

(36) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                   VOLUNTARY FEE
                                                                                   WAIVER AND/OR
                                                                                      EXPENSE               NET TOTAL ANNUAL
       FUNDING OPTION                                                              REIMBURSEMENT           OPERATING EXPENSES
       -----------------                                                           -------------           ------------------
       Capital Appreciation Fund..........................................             0.01%                     0.77%

In the section entitled "The Variable Funding Options," the following information is added to the table that lists the Variable Funding Options, along with their investment advisers and subadvisers:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC
                                           of issuers of any size and in any           ("TAMIC")
                                           industry.                                   Subadviser: Janus Capital Corp.


May, 2005                                                                L-24513

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Pubic Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements

       Financial Statement Schedules

(b)    Exhibits

       EXHIBIT
        NUMBER    DESCRIPTION
       -------    -----------

         1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

         2.       Not Applicable.

         3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

         3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

         4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

         4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

         5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

         6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

         6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

         7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

         8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

         9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

         10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. (Incorporated herein by reference to Exhibit 10 to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-40193 filed April 21, 2005.)

         11.      Not applicable.

         12.      Not applicable.

         15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 12, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement filed April 10, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement filed April 24, 2002.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy, and William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, file No. 333-40193, filed January 21, 2005.)

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL      POSITIONS AND OFFICES
BUSINESS ADDRESS        WITH INSURANCE COMPANY
------------------      ----------------------

George C. Kokulis       Director, Chairman, President and Chief Executive
                        Officer

Glenn D. Lammey         Director, Senior Executive Vice President, Chief
                        Financial Officer, Chief Accounting Officer

Kathleen L. Preston     Director and Executive Vice President

Edward W. Cassidy       Director and Executive Vice President

Brendan M. Lynch        Executive Vice President

David P. Marks          Executive Vice President and Chief Investment Officer

Winnifred Grimaldi      Senior Vice President

Marla Berman Lewitus    Director, Senior Vice President and General Counsel

William P. Krivoshik    Director, Senior Vice President and Chief Information
                        Officer

David A. Golino         Vice President and Controller

Donald R. Munson, Jr.   Vice President

Mark Remington          Vice President

Tim W. Still            Vice President

Bennett Kleinberg       Vice President

Dawn Fredette           Vice President

George E. Eknaian       Vice President and Chief Actuary

Linn K. Richardson      Second Vice President and Actuary

Paul Weissman           Second Vice President and Actuary

Ernest J.Wright         Vice President and Secretary

Kathleen A. McGah       Assistant Secretary and Deputy General Counsel


Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.    NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 3,306 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.    INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL     POSITIONS AND OFFICES
          BUSINESS ADDRESS       WITH UNDERWRITER
          ------------------     ---------------------

          Kathleen L. Preston    Board of Manager

          Glenn D. Lammey        Board of Manager

          William F. Scully III  Board of Manager

          Donald R. Munson, Jr.  Board of Manager, President, Chief Executive
                                 Officer and Chief Operating Officer

          Tim W. Still           Vice President

          Anthony Cocolla        Vice President

          John M. Laverty        Treasurer and Chief Financial Officer

          Stephen E. Abbey       Chief Compliance Officer

          Ernest J. Wright       Secretary

          Kathleen A. McGah      Assistant Secretary

          William D. Wilcox      Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 23rd day of May, 2005.

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of May, 2005.


*GEORGE C. KOKULIS                     Director, President and Chief Executive
-------------------------------------  Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                       Director, Chief Financial Officer, Chief
-------------------------------------  Accounting Officer (Principal Financial
(Glenn D. Lammey)                      Officer)


*MARLA BERMAN LEWITUS                  Director, Senior Vice President and
-------------------------------------  General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                   Director and Executive Vice President
-------------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                     Director and Executive Vice President
-------------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                  Director, Senior Vice President and Chief
-------------------------------------  Information Officer
(William P. Krivoshik)



*By: /s/ Ernest J. Wright
     ------------------------
     Ernest J. Wright, Attorney-in-Fact